Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities
Net loss	$ (3,312,215)	$ (3,445,375)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	69,177	1,001,459
Depreciation and amortization	414,224	290,667
(Gain) Loss on disposal of equipment	(15,247)	122,122
Provision for doubtful accounts	43,873	33,621
Change in warranty obligation	(3,881)	(12,073)
Provision for inventory obsolescence	114	61,253
Change in fair value of warrants liability	99,820	110,021
Unrealized loss on securities	678,304
Changes in assets and liabilities:
Decrease (Increase) in accounts receivable	42,873	(18,773)
Decrease in advances to suppliers	4,721	348,539
Increase in other receivables and prepayments, net - related party		(61,363)
Decrease in other receivables and prepayments, net - third parties	184,296	51,824
Increase in interest receivables - related party	(1,023)
Decrease (Increase) in inventories	231,644	(1,068,701)
Increase in operating lease right-of-use assets, net	(59,260)
Decrease (Increase) in other taxes receivable	21,642	(115,254)
Increase in accounts payable	27,010	504,582
Increase in interest payable – related party	8,908
Increase in operating lease liabilities, current	44,268
Increase (Decrease) in advances from customers	65,999	(79,033)
Increase (Decrease) in accrued expenses and other current liabilities	412,154	(178,044)
Net cash used in operating activities	(1,042,599)	(2,454,528)
Cash flows from investing activities
Proceeds from disposal of equipment	16,302
Capital expenditures and other additions		(16,127)
Loan to a related party	(85,000)	(6,000,000)
Repayment from a related party		145,592
Net cash used in investing activities	(68,698)	(5,870,535)
Cash flows from financing activities
Loans from related parties	818,500	2,749,250
Net proceeds from issuance of common stock		18,601
Net cash provided by financing activities	818,500	2,767,851
Effect of exchange rate fluctuations on cash and cash equivalents	(130,964)	(178,370)
Net decrease in cash and cash equivalents	(423,761)	(5,735,582)
Cash and cash equivalents at beginning of period	477,309	6,809,485
Cash and cash eqivalents at end of period	53,548	1,073,903
Supplemental cash flow information
Income tax paid
Interest paid		17,991
Non-cash investing and financing activities:
Offset short-term borrowings - related party against loans to a related party (including accrued interests)	$ 86,023